Summary of Significant Accounting and Reporting Policies (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Equity, Attributable to Noncontrolling Interest	$ 3,004,000		$ 3,040,000	$ 3,111,000
Cash Equivalents, at Carrying Value			0
Goodwill, Impairment Loss			0	0
Impairment of Intangible Assets, Finite-Lived		$ 0		0
Research and Development Expense	50,000	$ 179,000	1,147,000	1,226,000
Subsidiaries [Member]
Equity, Attributable to Noncontrolling Interest	$ 3,004,000		$ 3,040,000	$ 3,111,000
Sweet Sense Inc. [Member]
Subsidiary, Ownership Percentage, Noncontrolling Owner	50.00%		50.00%